Quarterly Holdings Report
for
Fidelity® MSCI Utilities Index ETF
April 30, 2021
T11-QTLY-0621
1.9584800.107

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 59.0%
Electric Utilities – 59.0%
ALLETE, Inc.	51,986	$ 3,657,735
Alliant Energy Corp.	249,711	14,026,267
American Electric Power Co., Inc.	496,298	44,026,596
Duke Energy Corp.	735,821	74,089,816
Edison International	378,440	22,498,258
Entergy Corp.	200,192	21,878,984
Evergy, Inc.	226,786	14,507,500
Eversource Energy	342,760	29,552,767
Exelon Corp.	975,389	43,833,982
FirstEnergy Corp.	542,486	20,571,069
Hawaiian Electric Industries, Inc.	109,162	4,700,516
IDACORP, Inc.	50,451	5,170,218
MGE Energy, Inc.	36,215	2,709,244
NextEra Energy, Inc.	1,958,701	151,818,915
NRG Energy, Inc.	244,173	8,746,277
OGE Energy Corp.	199,983	6,711,429
Otter Tail Corp.	37,014	1,748,171
PG&E Corp. (a)	1,488,141	16,845,756
Pinnacle West Capital Corp.	112,578	9,529,728
PNM Resources, Inc.	75,685	3,735,812
Portland General Electric Co.	89,492	4,551,563
PPL Corp.	768,679	22,391,619
The Southern Co.	1,056,040	69,878,167
Xcel Energy, Inc.	525,359	37,458,097
TOTAL ELECTRIC UTILITIES		634,638,486
GAS UTILITIES – 4.6%
Gas Utilities – 4.6%
Atmos Energy Corp.	125,864	13,038,252
Chesapeake Utilities Corp.	17,415	2,064,026
National Fuel Gas Co.	81,863	4,065,316
New Jersey Resources Corp.	95,930	4,024,263
Northwest Natural Holding Co.	30,609	1,650,437
ONE Gas, Inc.	53,087	4,271,911
South Jersey Industries, Inc.	100,323	2,482,994
Southwest Gas Holdings, Inc.	56,465	3,936,740
Spire, Inc.	51,615	3,888,674
Star Group LP	41,644	441,010
UGI Corp.	208,384	9,108,465
TOTAL GAS UTILITIES		48,972,088
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.6%
Independent Power Producers & Energy Traders – 2.7%
Clearway Energy, Inc. Class A	32,667	868,289
Clearway Energy, Inc. Class C	77,277	2,217,077
The AES Corp.	665,007	18,500,495
Vistra Corp.	440,136	7,425,094
		29,010,955
Renewable Electricity – 0.9%
NextEra Energy Partners LP	69,338	5,169,148

	Shares	Value

Ormat Technologies, Inc.	44,200	$3,200,080
Sunnova Energy International, Inc. (a)	51,338	1,813,258
		10,182,486
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		39,193,441
MULTI-UTILITIES – 28.0%
Multi-Utilities – 28.0%
Ameren Corp.	247,158	20,968,885
Avista Corp.	68,278	3,142,154
Black Hills Corp.	62,736	4,327,529
CenterPoint Energy, Inc.	544,720	13,340,193
CMS Energy Corp.	286,282	18,433,698
Consolidated Edison, Inc.	334,796	25,916,558
Dominion Energy, Inc.	815,667	65,171,793
DTE Energy Co.	193,524	27,097,230
MDU Resources Group, Inc.	200,486	6,708,261
NiSource, Inc.	383,141	9,969,329
NorthWestern Corp.	50,600	3,442,318
Public Service Enterprise Group, Inc.	505,755	31,943,486
Sempra Energy	288,416	39,677,389
Unitil Corp.	15,020	865,603
WEC Energy Group, Inc.	315,375	30,644,989
TOTAL MULTI-UTILITIES		301,649,415
WATER UTILITIES – 4.6%
Water Utilities – 4.6%
American States Water Co.	36,926	2,924,170
American Water Works Co., Inc.	181,236	28,271,004
Cadiz, Inc. (a)	35,592	414,647
California Water Service Group	49,889	2,930,979
Essential Utilities, Inc.	232,965	10,979,640
Middlesex Water Co.	17,424	1,429,116
SJW Group	25,630	1,680,047
The York Water Co.	13,111	677,052
TOTAL WATER UTILITIES		49,306,655
TOTAL COMMON STOCKS (Cost $1,003,368,050)		1,073,760,085
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,824,000)	1,824,000	1,824,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,005,192,050)		1,075,584,085
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%		592,560
NET ASSETS – 100.0%		$ 1,076,176,645

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Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $137,600 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Utilities Select Sector Index Contracts (United States)	32	June 2021	$2,149,760	$133,949	$133,949
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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